Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Other assets abstract
Schedule of other non current and current assets

	2021			2020
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Guarantees and deposits given	18,020	299	18,319	10,290	253	10,543
Prepayments and accrued income	27	3,213	3,240	—	10,656	10,656
Other assets	687	4,896	5,583	1,614	9,805	11,419
Total	18,734	8,408	27,142	11,904	20,714	32,618